Trade payables and accrued liabilities	12 Months Ended
Dec. 31, 2017
Trade payables and accrued liabilities [Abstract]
Trade payables and accrued liabilities
10.	Trade payables and accrued liabilities

	For the Years Ended December 31,
in CHF thousands	2017	2016
Trade payables and other payables	1,092	4,035
Accrued research and development costs	5,430	3,265
Accrued payroll expenses	2,420	1,419
Other accrued expenses	457	682
Deferred income	355	521
Total	9,754	9,922

An accrual of CHF 1.1 million and CHF 1.0 million was recognized for performance-related remuneration relating to 2017 and 2016, respectively.